UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brett Stenberg
Title:   Director, Operations
Phone:   952,474-4793
Signature, Place and Date of Signing:

      	12700 Whitewater Drive
	Minneapolis, Minnesota
	April 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    55251

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DELTA AIRLINES INC             COMMON STOCK     247361702     1092   126919 SH       SOLE                 126919        0        0
D Dana Corporation Dan a Corpora COMMON STOCK     235825205     1405   140473 SH       SOLE                 140473        0        0
D FINANCIAL SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y605     7710   310000 SH       SOLE                 310000        0        0
D FOSTER WHEELER LTD COM         COMMON STOCK     G36535139    10366   183088 SH       SOLE                 183088        0        0
D ION MEDIA SER A SENIOR SUB CON CONVRT BONDS     46205AAB9     2060  7425000 SH       SOLE                7425000        0        0
D NORTHWEST AIRLNS               COMMON STOCK     667280408    15043  1673288 SH       SOLE                1673288        0        0
D OWENS CORNING INC              COMMON STOCK     690742101     3356   185094 SH       SOLE                 185094        0        0
D PORTLAND GENERAL ELE CTRIC CO  COMMON STOCK     736508847      501    22223 SH       SOLE                  22223        0        0
D RTI INTL METALS INC  COM STK   COMMON STOCK     74973W107     3820    84500 SH       SOLE                  84500        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103     9898    75000 SH       SOLE                  75000        0        0
S REPORT SUMMARY                 10 DATA RECORDS               55251        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED